New standards (Narrative) (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Disclosure of changes in accounting estimates [line items]
Right of use assets and lease liabilities		$ 14,980
Bottom of range [Member]
Disclosure of changes in accounting estimates [line items]
Percentage of lease liabilities	1.95%
Top of range [Member]
Disclosure of changes in accounting estimates [line items]
Percentage of lease liabilities	5.13%